Hedge accounting (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value hedges | Interest rate risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	$ 114,618	$ 92,415
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Changes in fair value of hedging instruments	2,203	(5,195)
Changes in fair value of hedged items	(2,195)	5,169
Hedge ineffectiveness recognized in the income statement	8	(27)
Fair value hedges | Foreign exchange risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	33,877	20,566
Derivative financial assets	468	845
Derivative financial liabilities	291	3
Changes in fair value of hedging instruments	132	(1,088)
Changes in fair value of hedged items	(151)	1,105
Hedge ineffectiveness recognized in the income statement	(19)	18
Cash flow hedges | Interest rate risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	83,333	75,304
Derivative financial assets	3	2
Derivative financial liabilities	0	5
Changes in fair value of hedging instruments	(35)	(5,813)
Changes in fair value of hedged items	57	5,760
Hedge ineffectiveness recognized in the income statement	22	(53)
Hedges of net investments in foreign operations | Foreign exchange risk
Disclosure Of Hedge Accounting [Line Items]
Notional amount	13,260	13,844
Derivative financial assets	3	7
Derivative financial liabilities	455	528
Changes in fair value of hedging instruments	(910)	318
Changes in fair value of hedged items	912	(319)
Hedge ineffectiveness recognized in the income statement	$ 3	$ (1)